Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate	Exchange rate used for the translation as follows:
	Year End	Average
October 31, 2024	7.1178	7.1855
October 31, 2023	7.3171	7.0590
October 31, 2022	7.3003	6.6105

Schedule of Revenue Disaggregation	Revenue Disaggregation
	2024	2023

Proprietary Products	$771,917	$-
Resales of Sourced Equipment and Accessories from Third Party	628,222	-
Total Revenue	$1,400,139	$-